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Aspiriant Defensive Allocation Fund
FUND SUMMARY Aspiriant Defensive Allocation Fund
Investment Objective

The Aspiriant Defensive Allocation Fund (the "Fund" or "Defensive Allocation Fund") seeks to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Aspiriant Defensive Allocation Fund Aspiriant Defensive Allocation Fund Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Aspiriant Defensive Allocation Fund Aspiriant Defensive Allocation Fund Shares
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.86%	[1]
Total Annual Operating Expenses	1.13%
Fee Waivers	(0.09%)	[2]
Total Annual Operating Expenses After Fee Waivers	1.04%
[1]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. Total Annual Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually agreed to waive its administrative services fee from 0.10% to 0.01% through June 30, 2021. This arrangement may be terminated only by the Trust's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Aspiriant Defensive Allocation Fund | Aspiriant Defensive Allocation Fund Shares | USD ($)	106	350	614	1,367

Portfolio Turnover

The Defensive Allocation Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Defensive Allocation Fund is a "fund-of-funds" that seeks to provide an investment return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class such as long-short strategies. Non-traditional or alternative asset classes have tended over time to have a lower correlation with the broad U.S. stock and bond markets. The Fund allocates its assets among a variety of non-traditional or alternative asset classes so as to capture diversifying returns from these non-traditional or alternative sources. The Defensive Allocation Fund invests primarily in Underlying Funds and may, to a limited extent, invest in separately managed accounts ("SMAs"), which are private portfolios of securities for individual accounts.

The Fund intends to allocate its assets among a range of investment strategies. At any point in time, the Fund's exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures and other non-traditional strategies. In selecting Underlying Funds and asset class exposures, the Adviser will take asset diversification and potential volatility of return into account. The Underlying Funds include, among others, unaffiliated mutual funds, unaffiliated exchange traded funds, and unaffiliated limited partnerships, including hedge funds. At any time, investments in hedge funds will not exceed 15% of the Fund's net assets. The Underlying Funds may invest in derivatives (e.g., futures, forwards, options, swaps or swaptions). A derivative is a contract whose value is based on performance of an underlying financial asset, index, rate, instrument or economic measure.

In seeking to achieve the Fund's investment objective and preserve capital, the Adviser may invest a significant portion of the Fund's net assets in cash and cash equivalents.

Principal Risks

Because the value of your investment in the Defensive Allocation Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective. Below is a summary of the principal risks of investing in the Fund as a result of its direct investments.

Asset Allocation Risk: The Fund is subject to different levels and combinations of risks based on its actual allocation among various asset classes and underlying investments. The Fund will be exposed to risks of the asset classes, underlying investments and financial markets in which it invests. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it at any point in time.

Illiquid Investments Risk: The risk that the Fund may not be able to sell a security in a timely manner at a desired price.

Management and Operational Risk: The Fund runs the risk that investment techniques will fail to produce desired results. The Fund also runs the risk that the assessment of an investment (including a company's fundamental fair (or intrinsic) value) may be wrong or that deficiencies in adviser's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund's operations.

Market Risk: Market risk is the risk that returns from the securities in which a fund invests will underperform returns from the general securities markets or other types of securities. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities.

Political and Economic Risks: The values of securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Underlying Fund Risk: The actual cost of investing in a mutual fund that invests in other investment companies and pooled investment vehicles may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. The Fund will bear its pro rata portion of the expenses of the Underlying Funds in addition to its own direct expenses. By investing in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds' investments. The Fund's investment performance is directly tied to the performance of the Underlying Funds and other investments in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund's performance could be negatively affected. With respect to an Underlying Fund whose shares trade on an exchange (for example, an exchange-traded fund), its shares may trade below their net asset value or at a discount, which may adversely affect the Fund's performance. The Fund's investments in unaffiliated limited partnerships, including hedge funds, may be illiquid. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices.

Principal Risks of Underlying Funds and SMAs

Below is a summary of the principal risks of investing in the Defensive Allocation Fund as a result of its investments in the Underlying Funds and SMAs. References in this section to a "fund" are to the Underlying Funds and SMAs in which the Fund may invest and references to investments and securities are to those held directly by the Underlying Funds and SMAs.

Alternative Strategies Risk: The performance of a fund that pursues alternative strategies is linked to the performance of highly volatile traditional and alternative asset classes (e.g., equities, fixed income, currencies and commodities). To the extent the Fund invests in such fund, the Fund's share price will be exposed to potentially significant fluctuations in value. In addition, a fund that employs alternative strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially substantial losses to the fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such fund's investments. Depending on the particular alternative strategies used by a fund, it may be subject to risks not associated with more traditional investments.

Asset-Backed Securities Risk: The risk that the impairment of the value of the collateral underlying the security in which a fund invests, such as non-payment of loans, will result in a reduction in the value of the security.

Call Risk: If an issuer calls higher-yielding debt instruments held by a fund, performance could be adversely impacted.

Commodity Risk: The value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty Risk: Transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Covered Calls and Equity Collars: With respect to call options on individual equity securities, while a fund generally will write only covered call options, it may sell the instrument underlying a call option prior to entering into a closing purchase transaction on up to 10% of the fund's net assets, provided that such sale will not occur more than three days prior to the option buy back. In an equity collar, a fund simultaneously writes a call option and purchases a put option on the same instrument. With respect to call options on equity indexes, the holdings of individual securities underlying the index is deemed by the investment adviser to be covering the call option sold. A fund may invest in uncovered call options when the security has been sold before the option expires.

Credit Risk: Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. Because a fund may significantly invest in high yield securities, the fund's credit risks are greater than those of funds that buy only investment grade securities.

Defaulted Securities Risk: The risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

Derivatives Risk: The use of derivatives by a fund can lead to losses because of adverse movements in the price or value of the asset, index, rate, instrument or economic measure underlying a derivative, due to failure of a counterparty, or due to tax or regulatory constraints. In addition, the successful use of derivatives depends in part on the future price fluctuations and the degree of correlation between the underlying securities. Unusual market conditions or the lack of a ready market for any particular derivative at a specific time may reduce the effectiveness of a fund's derivate strategies and, for these and other reasons, a fund's derivative strategies may not reduce the fund's volatility to the extent desired. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by a fund. Derivatives may create economic leverage in a fund, which magnifies the fund's exposure to the underlying investment. As a result, the loss on derivative transactions may substantially exceed the initial investment. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded "over the counter" also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default).

Emerging Markets Risk: Emerging markets involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Extension Risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Floating Rate Loan Risk: Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, a floating rate loan may not be fully collateralized, which may cause the floating rate loan to decline significantly in value. Floating rate loans issued by banks may be subject to extended trade settlement periods longer than seven days, which may delay a fund's ability to pay redemption proceeds during a period of high volume shareholder redemptions. Such loans may not be considered securities and, therefore, may not be afforded the protections of the federal securities laws.

Foreign Securities and Currencies Risk: The prices of foreign securities, including depositary receipts, may decline or fluctuate because of (i) economic or political actions of foreign governments and/or (ii) less regulated or liquid securities markets. These risks are greater for emerging markets than for more developed foreign markets. Investors holding these securities are also exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar.

High Yield Securities Risk: High yield securities, which are rated below investment grade and commonly referred to as "junk" bonds, are high risk investments that may cause income and principal losses for a fund. They generally have greater credit risk, are less liquid, and have more volatile prices than investment grade securities. Defaulted bonds are speculative and involve substantial risks in addition to the risks of investing in high yield securities that have not defaulted. A fund generally will not receive interest payments on the defaulted bonds and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a defaulted bond, a fund may lose its entire investment.

Income Risk: A fund's income could decline during periods of falling interest rates.

Interest Rate Risk: Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. A fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Inverse Floaters Risk: The use of inverse floaters by a fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that a fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Large Shareholder Risk: To the extent that a large number of shares of the Underlying Fund is held by a single shareholder or a group of shareholders with a common investment strategy, the Underlying Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Underlying Fund shares will require the Underlying Fund to sell securities at disadvantageous prices or otherwise disrupt the Underlying Fund's operations.

Leverage Risk: Investments in futures, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a fund to pay interest.

Mortgage-Backed Securities Risk: The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in a fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Prepayment Risk: The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security's maturity. In times of declining interest rates, there is a greater likelihood that a fund's higher yielding securities will be pre-paid with the fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a fund.

REIT and Real Estate Risk: Investment in REITs and real estate involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Restricted Securities Risk: A fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent a fund from disposing of them promptly at reasonable prices or at all. A fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

Sector Risk: At times, a fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Short Sale Risk: The risk that the price of a security sold short will increase in value between the time of the short sale and the time a fund must purchase the security to return it to the lender. The fund's potential loss on a short sale could theoretically be unlimited in a case where the fund is unable, for any reason, to close out its short position.

Small and Mid-Cap Company Risk: Smaller capitalization companies may be more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell such securities at a desired time or price.

Zero Coupon Bonds Risk: Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

Performance Information

The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and how the Fund's average annual total returns for the periods indicated compare with those of a broad measure of market performance. Updated performance information is available at www.aspiriantfunds.com or by calling the Fund at 1-877-997-9971. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns *

* Year-to-date total return as of March 31, 2020 was (11.01%).

Best Quarter:	4.89% March 31, 2019
Worst Quarter:	(4.27%) December 31, 2018

The table below shows how the Fund's average annual total returns for the periods indicated compare with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - Aspiriant Defensive Allocation Fund	1 Year	Since Inception	Inception Date
Aspiriant Defensive Allocation Fund Shares	11.51%	4.12%	Dec. 14, 2015
Aspiriant Defensive Allocation Fund Shares | After Taxes on Distributions	10.06%	3.21%	Dec. 14, 2015
Aspiriant Defensive Allocation Fund Shares | After Taxes on Distributions and Sales	7.03%	2.91%	Dec. 14, 2015
HFRI Fund of Funds Composite Index (reflects no deduction of fees, expenses or taxes)	7.77%	2.72%	Dec. 14, 2015